Eaton Vance Balanced Fund
                        Eaton Vance Emerging Markets Fund
                         Eaton Vance Greater India Fund
                 Eaton Vance Institutional Emerging Markets Fund
               Eaton Vance Institutional Short Term Treasury Fund
                        Eaton Vance Large-Cap Value Fund
                        Eaton Vance Small-Cap Growth Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
      Supplement to Statements of Additional Information dated May 1, 2002

                        Eaton Vance Small-Cap Value Fund
      Supplement to Statement of Additional Information dated June 17, 2002

                         Eaton Vance Large-Cap Core Fund
    Supplement to Statement of Additional Information dated September 3, 2002

Effective October 1, 2002, Thomas E. Faust Jr. has replaced James B. Hawkes as President of the Trust. Duncan W. Richardson has replaced Mr. Hawkes as President of the Capital Growth, Large-Cap Core, Large-Cap Value, Small-Cap Growth, Special Equities and Utilities Portfolios. Elizabeth S. Kenyon has replaced Mr. Hawkes as President and Thomas H. Luster has been appointed Vice President of Investment Grade Income Portfolio. William J. Austin, Jr. has replaced James L. O'Connor as Treasurer of Capital Growth, Investment Grade Income, Large-Cap Value, Small-Cap Growth, South Asia and Utilities Portfolios. Kristin S. Anagnost has replaced Mr. O'Connor as Treasurer of the Emerging Markets and Special Equities Portfolios. Michelle A. Alexander has replaced Mr. O'Connor as Treasurer of the Large-Cap Core Portfolio. Barbara E. Campbell has replaced Mr. O'Connor as Treasurer of the Small-Cap Value Portfolio. Mr. O'Connor has resigned as Vice President of the Emerging Markets and South Asia Portfolios. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JAMES B. HAWKES         Trustee of the    Trustee of the   Chairman, President and Chief        178                Director of EVC
11/09/41                Trust; President  Trust since      Executive Officer of BMR,
                        and Trustee of    1989; President  Eaton Vance and their corporate
                        Small-cap Value   and Trustee of   parent and Trustee (EVD and EV);
                        Portfolio;        Small-Cap Value  Director of EV; Vice President
                        Trustee and Vice  since 2002;      and Director of EVD.  Trustee
                        President of      Trustee and Vice and/or officer of 178 investment
                        Emerging          President of     companies in the Eaton Vance
                        Markets and       Emerging         Fund Complex.  Mr. Hawkes is an
                        South Asia        Markets and      interested person because of his
                        Portfolios;       South Asia       positions with BMR, Eaton Vance
                        Trustee of        Portfolios       and EVC, which are affiliates of
                        Capital Growth,   since 1994;      the Trust and the Portfolios.
                        Investment        Trustee of Large-
                        Grade Income,     Cap Value,
                        Large-Cap Core,   Special Equities
                        Large-Cap         and Utilities
                        Value, Small-     Portfolios since
                        Cap Growth,       1993, Capital
                        Special Equities  Growth,
                        and Utilities     Investment
                        Portfolios        Grade Income
                                          and Small-Cap
                                          Growth
                                          Portfolios since
                                          2000 and
                                          Large-Cap Core
                                          Portfolio since
                                          2002

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICER WHO ARE NOT TRUSTEES

THOMAS E. FAUST JR.     President of                    Since 2002              Executive Vice President and Chief Investment
5/31/58                 the Trust                                               Officer of Eaton Vance and BMR and Director of EVC.
                                                                                Officer of 49 investment companies managed by
                                                                                Eaton Vance or BMR.

ELIZABETH S. KENYON     President of Investment         Since 2002              Vice President of Eaton Vance and BMR since January
9/8/59                  Grade Income Portfolio                                  1997.  Fixed-income analyst and institutional
                                                                                portfolio manager of Eaton Vance for more than 5
                                                                                years.  Officer of 2 investment companies managed
                                                                                by Eaton Vance or BMR.

DUNCAN W. RICHARDSON    President of Capital            Since 2002              Senior Vice President and Chief Equity Investment
10/26/57                Growth, Large-Cap Core,                                 Officer of Eaton Vance and BMR.  Officer of 40
                        Large-Cap Value, Small-                                 investment companies managed by Eaton Vance or BMR.
                        Cap Growth, Special
                        Equities and Utilities
                        Portfolios

THOMAS H. LUSTER        Vice President of Investment    Since 2002              Vice President of Eaton Vance and BMR since January
4/8/62                  Grade Income Portfolio                                  1997.  Fixed-income analyst and institutional
                                                                                portfolio manager of Eaton Vance for more than 5
                                                                                years.  Officer of 2 investment companies managed
                                                                                by Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1989              Vice President of Eaton Vance and BMR.  Officer
04/01/45                                                                        of 100 investment companies managed by Eaton Vance
                                                                                or BMR.

MICHELLE A. ALEXANDER   Treasurer of Large-Cap          Since 2002              Vice President of BMR and Eaton Vance.  Officer
8/25/69                 Core Portfolio                                          of 73 investment companies managed by Eaton Vance
                                                                                or BMR.

KRISTIN S. ANAGNOST     Treasurer of Emerging           Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/12/65                 Markets and Special                                     of 105 investment companies managed by Eaton Vance
                        Equities Portfolios                                     or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of Capital            Since 2002              Assistant Vice President of BMR and Eaton Vance.
12/27/51                Growth, Investment                                      Officer of 54 investment companies managed by
                        Grade Income, Large-                                    Eaton Vance or BMR.
                        Cap Value, Small-Cap
                        Growth, South Asia and
                        Utilities Portfolios

BARBARA E. CAMPBELL     Treasurer of Small-Cap          Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/19/57                 Value Portfolio                                         of 178 investment companies managed by Eaton Vance
                                                                                or BMR.



October 9, 2002